Debt securities issued - Summary of debt securities issued (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Debt securities issued [Line Items]
Debt securities issued, gross	₩ 93,765,854	₩ 81,561,725
In Korean won
Debt securities issued [Line Items]
Debt securities issued, gross	75,106,885	68,382,242
In foreign currency
Debt securities issued [Line Items]
Debt securities issued, gross	₩ 18,658,969	₩ 13,179,483
Debt securities issued | In Korean won
Debt securities issued [Line Items]
Maximum interest rate	9.50%	7.70%
Minimum interest rate	1.00%	0.00%
Debt securities issued, gross	₩ 72,561,043	₩ 65,801,744
Debt securities issued | In foreign currency
Debt securities issued [Line Items]
Maximum interest rate	6.60%	7.36%
Minimum interest rate	0.98%	0.25%
Debt securities issued, gross	₩ 13,979,805	₩ 9,697,265
Subordinated debt securities issued | In Korean won
Debt securities issued [Line Items]
Maximum interest rate	5.20%	5.20%
Minimum interest rate	2.20%	2.20%
Debt securities issued, gross	₩ 2,820,105	₩ 2,860,105
Subordinated debt securities issued | In foreign currency
Debt securities issued [Line Items]
Maximum interest rate	5.75%	5.00%
Minimum interest rate	3.34%	3.34%
Debt securities issued, gross	₩ 4,995,972	₩ 3,768,942
Gain on fair value hedges | In Korean won
Debt securities issued [Line Items]
Gain on fair value hedges	(188,774)	(225,750)
Gain on fair value hedges | In foreign currency
Debt securities issued [Line Items]
Gain on fair value hedges	(250,628)	(240,483)
Discount on debt securities issued | In Korean won
Debt securities issued [Line Items]
Discount on debt securities issued	(85,489)	(53,857)
Discount on debt securities issued | In foreign currency
Debt securities issued [Line Items]
Discount on debt securities issued	₩ (66,180)	₩ (46,241)